Capital Disclosures -Summary of Reconciliation of Net Debt Plus Shareholders' Equity (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023		Dec. 31, 2022
Disclosure of Reconciliation of Net debt to EBITDA ratio [Line Items]
Long-term debt	$ 708	$ 919	$ 1,027
Cash and cash equivalents	(92)	(95)	(187)	[1]	$ (187)
Net debt	616	824	840
Total shareholders' equity	1,049	1,054	1,140		$ 1,140
Total capital	$ 1,665	$ 1,878	$ 1,980

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.